CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2018		Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 1,067,178,693		$ 894,551,480
Restricted cash	384,275,569		566,675,697
Short-term investments	99,244,110		57,739,558
Accounts receivable	37,508,071	[1],[2]	100,553,481
Other receivables	51,575,340		73,193,654
Deposits for land use rights	202,254,935		103,715,834
Other deposits and prepayments	169,104,827	[2]	272,022,244
Advances to suppliers	50,976,853		36,731,393
Real estate properties development completed	710,504,204	[2]	840,393,193
Real estate properties under development (including real estate properties under development of the consolidated variable interest entities ("Consolidated VIEs") to be used only to settle obligations of the Consolidated VIEs of US$154,339,321 and US$159,972,564 as of December 31, 2017 and June 30, 2018, respectively)	3,694,816,558	[2]	1,996,000,653
Contract assets	16,989,638	[3]	0
Amounts due from related parties	136,286,655		125,662,072
Amounts due from employees	3,307,123		2,174,302
Other current assets	657,444		798,920
Total current assets	6,624,680,020		5,070,212,481
Real estate properties held for lease, net	286,689,309		277,933,313
Deposits for land use rights	22,670,254		22,956,138
Property and equipment, net	30,378,427		32,385,860
Long-term investment	842,507,798		829,773,150
Deferred tax assets	142,772,040	[4]	82,006,132
Amounts due from related parties	30,020,339		24,665,944
Other assets	169,102,233		44,501,252
TOTAL ASSETS	8,148,820,420		6,384,434,270
Current liabilities
Accounts payable and notes payable (including accounts payable and notes payable of the Consolidated VIEs without recourse to the primary beneficiary of US$2,454,089 and US$ 2,575,867 as of December 31, 2017 and June 30, 2018, respectively)	491,159,045		690,839,190
Short-term bank loans and other debt	167,337,897		247,758,295
Customer deposits	2,639,504,497	[2]	438,341,713
Income tax payable	114,877,861	[2]	169,839,336
Other payables and accrued liabilities (including other payables and accrued liabilities of the Consolidated VIEs without recourse to the primary beneficiary of US$2,990,885 and US$1,098,523 as of December 31, 2017 and June 30, 2018, respectively)	266,546,596	[2]	300,118,332
Payroll and welfare payable (including payroll and welfare payable of the Consolidated VIEs without recourse to the primary beneficiary of 102,316 and US$95,778 as of December 31, 2017 and June 30, 2018, respectively)	10,287,963		31,445,229
Current portion of long-term bank loans and other debt	1,690,378,817		1,648,233,254
Current maturities of capital lease obligations	5,058,979		4,472,386
Mandatorily redeemable non-controlling interests	15,852,553		15,593,340
Amounts due to related parties	119,189,789		128,178,423
Total current liabilities	5,520,193,997		3,674,819,498
Long-term bank loans	297,524,408		11,018,946
Other long-term debt	1,430,226,294		1,404,814,439
Deferred tax liabilities	141,404,450	[4]	164,203,580
Unrecognized tax benefits	31,231,376		31,231,376
Capital lease obligations, net of current maturities	8,407,725		11,415,344
Amounts due to related parties	30,964,004		29,917,961
Total liabilities	7,459,952,254		5,327,421,144
Commitments and contingencies
Shareholders’ equity
Common shares, US$0.0001 par value: Authorized-500,000,000 shares; shares issued and outstanding-128,846,618 shares as of June 30, 2018 (December 31, 2017: 129,578,676 shares)	16,399		16,314
Treasury shares	(70,756,579)		(67,792,368)
Additional paid-in capital	546,237,704		543,338,206
Statutory reserves	105,847,778		105,660,269
Retained earnings	80,619,205	[1],[2],[3],[4]	382,123,692
Accumulated other comprehensive income	8,249,506	[1],[2],[3],[4]	29,225,736
Total Xinyuan Real Estate Co., Ltd. Shareholders' equity	670,214,013		992,571,849
Non-controlling interest	18,654,153		64,441,277
Total equity	688,868,166		1,057,013,126
TOTAL LIABILITIES AND EQUITY	$ 8,148,820,420		$ 6,384,434,270

[1]	Real estate management services income In light of ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, the Group reassessed its exposure to credit risk for the services that will be transferred to the customer, specifically, evaluating the customer’s ability and intention to pay the contract consideration when it is due. As a result of this evaluation, the Group will recognize revenue in the amount to which the Group has a right to invoice and corresponds directly with the value of performance completed. Upon adoption of ASC 606, the Group increased accounts receivable, accumulated other comprehensive income and retained earnings by US$2.6 million, US$0.1 million and US$1.9 million, respectively, as of January 1, 2018. As of June 30, 2018, ASC 606 increased accounts receivable, accumulated other comprehensive income, revenue and retained earnings by US$6.4 million, US$0.1 million US$4.0 million and US$5.9 million, respectively.
[2]	Real estate sales A significant portion of the Group’s revenue is derived from real estate sales of development properties in the PRC. Prior to the adoption of ASC 606, the Group recognizes revenue using the percentage-of-completion ("POC”) method on the sale of individual units when (i) construction is beyond a preliminary stage; and (ii) the buyer is committed to the extent of being unable to require a refund except for non-delivery of the unit; and (iii) sufficient units have already been sold to assure that the entire property will not revert to rental property; and (iv) sales prices are collectible; and (iv) aggregate sales proceeds and costs can be reasonably estimated. Under ASC 606, to recognize revenue over time similar to the POC method, contractual provisions need to provide the Group with an enforceable right to payment. Historically, the Group’s contracts did not include an enforceable right to payment. For all contracts executed starting from January 1, 2018, the Group modified certain terms to establish an enforceable right to payment for performance completed to date, including a reasonable profit. Under ASC 606, the Group recognizes revenue on an “over time” basis prospectively for these new contracts by using cost inputs to measure progress towards the completion of the performance obligation. Upon adoption of ASC 606, for those contracts that did not include enforceable right to payment terms, revenue is recognized at a point in time when title to the property is transferred to the buyer. Therefore, real estate properties development completed and real estate properties under development increased by US$35,1 million and US$1,176.1 million, respectively, accounts receivable decreased by US$91.1 million, other deposit and prepayment increased by US$24.5 million, other payables and accrued liabilities increased by US$0,8 million, customer deposits increased by US$1,602.0 million, income tax payable decreased by US$18.5 million, accumulated other comprehensive income decreased by US$10.9 million and retained earnings decreased by US$320.2 million as of January 1, 2018. As of June 30, 2018, ASC 606 increased real estate properties development completed and real estate properties under development by US$163.5 million and US$1,366.1 million, decreased accounts receivable by US$23.7 million, increased other deposits and prepayments by US$26.6 million, increased other payable and accrued liabilities by US$0.5 million, increased customer deposits by US$1,984.8 million, decreased income tax payable by US$15.9million, decreased accumulated other comprehensive income by US$7.0 million, decreased revenue by US$366.1 million, decreased cost of revenue by US$363.4 million and decreased retained earnings by US$322.9 million. For real estate sales of development properties in the U.S., under ASC 605 and 606, revenue was recognized at a point in time upon meeting relevant revenue recognition criteria, which is generally when title to the property is transferred to the buyer.
[3]	Incremental cost to obtain a contract The Group pays sales commission to its real estate sales agencies for each real estate sales contract. Prior to the adoption of ASC 606, the Group immediately expensed sales commissions (included under selling and distribution expense) when incurred. Under ASC 606, the Group assessed that sales commission to its real estate sales agencies qualified as an incremental cost of obtaining a contract with customer. Therefore, upon adoption of ASC 606, the Group increased contract assets, accumulated other comprehensive income and retained earnings by US$15.6 million, US$0.4 million and US$11.3 million, respectively, as of 1 January 2018. As of June 30, 2018, ASC 606 increased contract assets, accumulated other comprehensive income and retained earnings by US$17.0 million, US$0.2 million and US$13.0 million, respectively, and decreased selling and distribution expenses by US$1.7 million.
[4]	Income taxes The tax effects of the adjustments at the applicable statutory tax rates were also reflected. Upon adoption of ASC 606, the Group increased deferred tax assets by US$68.2 million, decreased deferred tax liabilities by US$36.1 million and increased retained earnings by US$104.3 million as of 1 January 2018. And the Group increased deferred tax assets by US$1.9 million, decreased deferred tax liabilities by US$99.8 million, increased income taxes by US$1.3 million, increased accumulated other comprehensive income by US$0.1 million and increased retained earnings by US$100.3 million as of June 30, 2018.